UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Specialized High Income
Central Fund

November 30, 2007

1.824030.102

SHI-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 83.3%
	Principal Amount	Value
Convertible Bonds - 0.8%
Energy - 0.5%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 1,510,000	$ 1,746,013
Technology - 0.3%
Lucent Technologies, Inc. 2.875% 6/15/25	1,106,000	955,805
TOTAL CONVERTIBLE BONDS		2,701,818
Nonconvertible Bonds - 82.5%
Aerospace - 4.3%
Bombardier, Inc.:
6.3% 5/1/14 (a)	3,890,000	3,812,200
7.45% 5/1/34 (a)	3,850,000	3,811,500
8% 11/15/14 (a)	4,685,000	4,848,975
L-3 Communications Corp.:
5.875% 1/15/15	2,000,000	1,925,000
6.375% 10/15/15	350,000	345,625
7.625% 6/15/12	900,000	924,750
		15,668,050
Air Transportation - 3.1%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	2,655,000	2,562,075
6.977% 11/23/22	645,040	585,374
7.324% 4/15/11	365,000	357,700
8.608% 10/1/12	1,120,000	1,125,600
Continental Airlines, Inc.:
7.875% 7/2/18	1,896,138	1,782,370
9.558% 9/1/19	252,827	257,883
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	97,672	95,718
7.73% 9/15/12	49,380	47,775
8.388% 5/1/22	90,932	89,568
9.798% 4/1/21	1,702,256	1,787,369
Delta Air Lines, Inc. pass thru trust certificates 8.021% 8/10/22 (a)	470,000	462,950
Northwest Airlines, Inc. pass thru trust certificates 8.028% 11/1/17	700,000	693,000
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	1,530,000	1,445,850
		11,293,232
Automotive - 0.3%
General Motors Acceptance Corp. 6.875% 9/15/11	645,000	554,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
GMAC LLC:
6% 12/15/11	$ 310,000	$ 263,500
6.625% 5/15/12	210,000	178,500
		996,700
Building Materials - 0.2%
Anixter International, Inc. 5.95% 3/1/15	920,000	828,000
Cable TV - 3.0%
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15	3,180,000	3,076,650
8.375% 3/15/13	2,000,000	2,082,500
EchoStar Communications Corp.:
6.375% 10/1/11	2,030,000	2,040,150
6.625% 10/1/14	1,265,000	1,285,620
7% 10/1/13	2,340,000	2,416,050
		10,900,970
Capital Goods - 2.2%
Leucadia National Corp.:
7% 8/15/13	1,235,000	1,185,600
7.125% 3/15/17	6,035,000	5,582,375
Terex Corp. 8% 11/15/17	1,160,000	1,165,800
		7,933,775
Chemicals - 1.0%
Chemtura Corp. 6.875% 6/1/16	540,000	499,500
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	630,000	658,350
10.125% 9/1/08	916,000	943,480
NOVA Chemicals Corp.:
6.5% 1/15/12	860,000	804,100
7.8625% 11/15/13 (c)	870,000	833,025
		3,738,455
Containers - 0.5%
Greif, Inc. 6.75% 2/1/17	1,735,000	1,656,925
Diversified Media - 1.6%
Liberty Media Corp.:
8.25% 2/1/30	3,545,000	3,386,092
8.5% 7/15/29	2,290,000	2,243,609
		5,629,701
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - 3.3%
Edison Mission Energy:
7.2% 5/15/19	$ 3,035,000	$ 2,913,600
7.625% 5/15/27	1,620,000	1,514,700
Intergen NV 9% 6/30/17 (a)	2,855,000	2,997,750
NSG Holdings II, LLC 7.75% 12/15/25 (a)	4,385,000	4,297,300
Tenaska Alabama Partners LP 7% 6/30/21 (a)	252,038	248,257
		11,971,607
Energy - 12.0%
Chesapeake Energy Corp.:
6.5% 8/15/17	4,305,000	4,132,800
6.625% 1/15/16	1,090,000	1,054,575
6.875% 1/15/16	3,900,000	3,841,500
7.5% 6/15/14	1,000,000	1,015,000
7.625% 7/15/13	710,000	733,075
7.75% 1/15/15	1,440,000	1,465,200
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	515,000	516,288
7.75% 5/15/17	1,295,000	1,303,159
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (a)(b)	690,000	690,863
El Paso Corp. 7% 6/15/17	1,325,000	1,338,250
El Paso Energy Corp. 7.75% 1/15/32	475,000	485,830
El Paso Performance-Linked Trust 7.75% 7/15/11 (a)	1,380,000	1,414,500
OPTI Canada, Inc.:
7.875% 12/15/14 (a)	2,045,000	1,988,763
8.25% 12/15/14 (a)	1,145,000	1,127,825
Pan American Energy LLC 7.75% 2/9/12 (a)	6,285,000	6,206,438
Pioneer Natural Resources Co. 6.65% 3/15/17	2,985,000	2,820,825
Plains Exploration & Production Co. 7% 3/15/17	4,160,000	3,952,000
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	215,000	209,625
7.375% 7/15/13	1,000,000	1,000,000
7.5% 5/15/16	875,000	883,750
Tesoro Corp. 6.5% 6/1/17	470,000	466,475
Transcontinental Gas Pipe Line Corp. 7.25% 12/1/26	885,000	956,004
Williams Companies, Inc.:
7.75% 6/15/31	325,000	357,500
7.875% 9/1/21	885,000	1,000,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Williams Companies, Inc.: - continued
8.75% 3/15/32	$ 435,000	$ 525,263
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	3,515,000	3,594,088
		43,079,646
Environmental - 1.9%
Allied Waste North America, Inc.:
6.875% 6/1/17	5,780,000	5,722,200
7.125% 5/15/16	490,000	486,325
Browning-Ferris Industries, Inc. 7.4% 9/15/35	815,000	757,950
		6,966,475
Food/Beverage/Tobacco - 0.8%
Smithfield Foods, Inc. 7.75% 7/1/17	3,075,000	2,975,063
Gaming - 10.0%
Chukchansi Economic Development Authority:
8% 11/15/13 (a)	720,000	718,200
8.2375% 11/15/12 (a)(c)	150,000	148,875
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (a)	1,080,000	1,078,650
MGM Mirage, Inc.:
5.875% 2/27/14	2,240,000	2,027,200
6.625% 7/15/15	1,325,000	1,232,250
6.75% 9/1/12	1,420,000	1,377,400
6.75% 4/1/13	145,000	139,200
6.875% 4/1/16	3,330,000	3,130,200
7.625% 1/15/17	6,650,000	6,533,625
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	500,000	475,000
6.375% 7/15/09	4,380,000	4,369,050
7.125% 8/15/14	3,835,000	3,662,425
Park Place Entertainment Corp. 7% 4/15/13	950,000	997,500
Scientific Games Corp. 6.25% 12/15/12	1,715,000	1,646,400
Seminole Hard Rock Entertainment, Inc. 8.1944% 3/15/14 (a)(c)	555,000	532,800
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,275,000	1,262,250
7.25% 5/1/12	3,330,000	3,296,700
Station Casinos, Inc. 6.875% 3/1/16	905,000	710,425
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	$ 1,345,000	$ 1,294,563
6.625% 12/1/14 (a)	1,450,000	1,395,625
		36,028,338
Healthcare - 7.0%
FMC Finance III SA 6.875% 7/15/17 (a)	2,090,000	2,069,100
HCA, Inc.:
9.125% 11/15/14	2,470,000	2,531,750
9.25% 11/15/16	4,500,000	4,646,250
9.625% 11/15/16 pay-in-kind	3,460,000	3,598,400
Omega Healthcare Investors, Inc.:
7% 4/1/14	2,430,000	2,405,700
7% 1/15/16	820,000	811,800
Senior Housing Properties Trust 8.625% 1/15/12	325,000	346,125
Service Corp. International:
6.75% 4/1/15	1,970,000	1,861,650
7.5% 4/1/27	4,210,000	3,873,200
Ventas Realty LP:
6.5% 6/1/16	830,000	811,325
6.625% 10/15/14	1,445,000	1,437,775
6.75% 4/1/17	775,000	767,250
		25,160,325
Homebuilding/Real Estate - 2.4%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	4,205,000	3,921,163
7.125% 2/15/13 (a)	2,795,000	2,683,200
8.125% 6/1/12	1,885,000	1,847,300
KB Home 7.75% 2/1/10	535,000	497,550
		8,949,213
Hotels - 2.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (a)	2,330,000	2,376,600
Host Marriott LP 7.125% 11/1/13	6,430,000	6,446,075
		8,822,675
Leisure - 1.2%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	850,000	820,250
yankee:
7% 6/15/13	730,000	726,195
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
7.25% 6/15/16	$ 250,000	$ 245,000
7.5% 10/15/27	2,610,000	2,440,350
		4,231,795
Metals/Mining - 7.0%
Arch Western Finance LLC 6.75% 7/1/13	3,840,000	3,696,000
Drummond Co., Inc. 7.375% 2/15/16 (a)	3,800,000	3,496,000
FMG Finance Property Ltd.:
9.6213% 9/1/11 (a)(c)	2,575,000	2,626,500
10% 9/1/13 (a)	3,850,000	4,206,125
10.625% 9/1/16 (a)	195,000	224,250
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	1,420,000	1,515,850
8.375% 4/1/17	3,295,000	3,542,125
Peabody Energy Corp.:
7.375% 11/1/16	2,140,000	2,166,750
7.875% 11/1/26	1,150,000	1,170,125
Vedanta Resources PLC 6.625% 2/22/10 (a)	2,595,000	2,588,513
		25,232,238
Paper - 1.1%
Georgia-Pacific Corp.:
7% 1/15/15 (a)	3,640,000	3,539,900
8.875% 5/15/31	520,000	499,200
		4,039,100
Publishing/Printing - 0.1%
Scholastic Corp. 5% 4/15/13	585,000	497,250
Services - 3.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.3688% 5/15/14 (c)	1,465,000	1,406,400
7.625% 5/15/14	1,445,000	1,372,750
7.75% 5/15/16	3,735,000	3,520,238
FTI Consulting, Inc.:
7.625% 6/15/13	3,535,000	3,605,700
7.75% 10/1/16	2,490,000	2,577,150
		12,482,238
Shipping - 0.6%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	545,000	528,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Overseas Shipholding Group, Inc.: - continued
8.25% 3/15/13	$ 490,000	$ 502,299
Teekay Corp. 8.875% 7/15/11	1,090,000	1,133,600
		2,164,549
Steels - 2.0%
Steel Dynamics, Inc.:
6.75% 4/1/15 (a)	6,795,000	6,506,213
7.375% 11/1/12 (a)	670,000	666,650
		7,172,863
Technology - 6.5%
Flextronics International Ltd.:
6.25% 11/15/14	3,390,000	3,220,500
6.5% 5/15/13	1,365,000	1,324,050
Hynix Semiconductor, Inc. 7.875% 6/27/17 (a)	2,640,000	2,389,200
Lucent Technologies, Inc.:
6.45% 3/15/29	4,550,000	3,640,000
6.5% 1/15/28	400,000	320,000
NXP BV 7.9925% 10/15/13 (c)	1,670,000	1,586,500
Seagate Technology HDD Holdings 6.8% 10/1/16	2,990,000	2,937,675
STATS ChipPAC Ltd. 7.5% 7/19/10	900,000	921,420
Xerox Capital Trust I 8% 2/1/27	7,305,000	7,195,416
		23,534,761
Telecommunications - 4.4%
Mobile Telesystems Finance SA 8% 1/28/12 (a)	3,130,000	3,223,900
Qwest Communications International, Inc. 7.5% 2/15/14	1,030,000	1,022,275
Qwest Corp.:
6.5% 6/1/17 (a)	1,210,000	1,149,500
7.5% 10/1/14	615,000	621,150
7.625% 6/15/15	1,620,000	1,628,100
8.9444% 6/15/13 (c)	1,000,000	1,020,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications:
6.875% 9/15/33	$ 6,900,000	$ 6,279,000
7.5% 6/15/23	815,000	778,325
		15,722,250
TOTAL NONCONVERTIBLE BONDS		297,676,194
TOTAL CORPORATE BONDS (Cost $303,465,014)		300,378,012
Floating Rate Loans - 4.8%

Aerospace - 0.3%
Sequa Corp. term loan 8.5% 11/28/14 (c)	1,120,000	1,064,000
Automotive - 0.4%
Federal-Mogul Corp. term loan 6.55% 12/31/07 (c)	480,000	475,200
Ford Motor Co. term loan 8.7% 12/15/13 (c)	1,052,900	981,829
		1,457,029
Cable TV - 0.7%
CSC Holdings, Inc. Tranche B, term loan 6.415% 3/31/13 (c)	1,926,329	1,822,789
Insight Midwest Holdings LLC Tranche B, term loan 7% 4/6/14 (c)	750,000	722,813
		2,545,602
Energy - 1.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.2981% 3/30/12 (c)	104,420	100,243
term loan 8.1981% 3/30/14 (c)	787,067	755,585
Kinder Morgan, Inc. Tranche B, term loan 6.33% 5/30/14 (c)	2,400,764	2,280,726
Petroleum Geo-Services ASA term loan 6.95% 6/29/15 (c)	478,800	463,239
		3,599,793
Entertainment/Film - 0.4%
Zuffa LLC term loan 6.9375% 6/19/15 (c)	1,715,900	1,449,936
Healthcare - 0.5%
Community Health Systems, Inc.:
term loan 7.3306% 7/25/14 (c)	1,791,825	1,711,193
Tranche DD, term loan 7/25/14 (c)(d)	118,175	112,857
		1,824,050
Floating Rate Loans - continued
	Principal Amount	Value
Services - 0.4%
Adesa, Inc. term loan 7.45% 10/20/13 (c)	$ 1,436,400	$ 1,359,194
Technology - 0.7%
Kronos, Inc. Tranche 1LN, term loan 7.4481% 6/11/14 (c)	2,523,675	2,397,491
Telecommunications - 0.4%
Intelsat Ltd. Tranche B, term loan 6.7063% 7/3/13 (c)	1,537,708	1,510,798
TOTAL FLOATING RATE LOANS (Cost $17,717,932)		17,207,893
Cash Equivalents - 9.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.08%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Treasury Obligations) # (Cost $33,977,000)	$ 33,985,732	33,977,000
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $355,159,946)		351,562,905
NET OTHER ASSETS - 2.5%		9,097,249
NET ASSETS - 100%		$ 360,660,154
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,527,122 or 20.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $118,175 and $112,857, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$33,977,000 due 12/03/07 at 3.08%
BNP Paribas Securities Corp.	$ 23,638,674
Barclays Capital, Inc.	3,938,061
Greenwich Capital Markets, Inc.	2,954,834
HSBC Securities (USA), Inc.	2,954,834
Merrill Lynch Government Securities, Inc.	490,597
$ 33,977,000
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $354,975,827. Net unrealized depreciation aggregated $3,412,922, of which $3,160,841 related to appreciated investment securities and $6,573,763 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 29, 2008